Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Bharat Electronics Ltd.	24,685,642	$90,309,244
Hindustan Aeronautics Ltd., NVS	1,355,100	72,051,403
		162,360,647
Automobile Components — 1.8%
Balkrishna Industries Ltd.	524,001	17,276,138
Bharat Forge Ltd.	1,735,149	27,434,730
Bosch Ltd.	50,003	20,710,490
MRF Ltd.	15,826	23,497,823
Samvardhana Motherson International Ltd.	21,385,861	41,312,107
Sona Blw Precision Forgings Ltd.(a)	2,946,696	23,488,763
Tube Investments of India Ltd.	720,838	30,679,063
		184,399,114
Automobiles — 6.3%
Bajaj Auto Ltd.	452,675	48,475,351
Eicher Motors Ltd.	925,522	52,994,350
Hero MotoCorp Ltd.	813,047	45,921,388
Mahindra & Mahindra Ltd.	6,299,228	221,900,485
Maruti Suzuki India Ltd.	849,408	111,592,926
Tata Motors Ltd.	13,673,665	127,811,003
TVS Motor Co. Ltd.	1,609,581	46,504,030
		655,199,533
Banks — 19.1%
AU Small Finance Bank Ltd.(a)	2,468,681	17,099,442
Axis Bank Ltd.	15,461,368	208,552,218
Bank of Baroda	7,008,160	20,493,656
Canara Bank	12,291,313	14,886,300
HDFC Bank Ltd.	38,139,126	813,879,135
ICICI Bank Ltd.	35,219,478	541,875,673
IDFC First Bank Ltd.(b)	24,290,769	18,459,763
IndusInd Bank Ltd.	1,953,040	23,067,859
Kotak Mahindra Bank Ltd.	7,385,425	154,729,419
Punjab National Bank	15,587,235	19,443,974
State Bank of India	12,055,619	119,986,701
Union Bank of India Ltd.	10,311,692	14,904,392
Yes Bank Ltd.(b)	95,546,546	22,621,167
		1,989,999,699
Beverages — 0.9%
United Spirits Ltd.	1,971,422	35,749,577
Varun Beverages Ltd.	7,679,710	56,459,734
		92,209,311
Building Products — 0.2%
Astral Ltd.	910,144	19,303,032
Capital Markets — 0.5%
BSE Ltd.	293,312	16,277,708
HDFC Asset Management Co. Ltd.(a)	651,369	32,487,559
		48,765,267
Chemicals — 2.2%
Asian Paints Ltd.	2,591,423	76,128,367
PI Industries Ltd.	512,020	24,675,379
Pidilite Industries Ltd.	1,030,574	37,397,470
Solar Industries India Ltd.	183,950	23,327,500
SRF Ltd.	903,846	24,258,300
Supreme Industries Ltd.	430,370	23,718,212
UPL Ltd.	3,051,598	19,728,442
		229,233,670
Commercial Services & Supplies — 0.1%
Indian Railway Catering & Tourism Corp. Ltd.	1,626,121	15,760,183
Security	Shares	Value
Construction & Engineering — 2.4%
Larsen & Toubro Ltd.	4,550,586	$201,049,230
Rail Vikas Nigam Ltd.	3,531,996	18,294,574
Voltas Ltd.	1,452,132	28,564,768
		247,908,572
Construction Materials — 2.0%
Ambuja Cements Ltd.	4,172,516	26,335,884
Grasim Industries Ltd.	1,778,985	54,986,754
Shree Cement Ltd.	61,164	18,910,806
UltraTech Cement Ltd.	779,961	103,597,246
		203,830,690
Consumer Finance — 3.0%
Bajaj Finance Ltd.	1,881,355	146,781,594
Cholamandalam Investment and Finance Co. Ltd.	2,847,383	41,681,027
Muthoot Finance Ltd.	816,092	18,566,626
SBI Cards & Payment Services Ltd.	1,933,662	16,052,455
Shriram Finance Ltd.	1,904,614	68,168,207
Sundaram Finance Ltd.	448,045	21,099,532
		312,349,441
Consumer Staples Distribution & Retail — 0.5%
Avenue Supermarts Ltd.(a)(b)	1,102,328	48,443,975
Diversified Telecommunication Services — 0.5%
Indus Towers Ltd.(b)	8,040,888	33,362,098
Tata Communications Ltd.	772,470	16,081,769
		49,443,867
Electric Utilities — 1.9%
Power Grid Corp. of India Ltd.	31,408,799	122,627,049
Tata Power Co. Ltd. (The)	10,790,888	53,076,537
Torrent Power Ltd.	1,139,830	20,424,474
		196,128,060
Electrical Equipment — 1.9%
ABB India Ltd.	359,016	31,609,519
Bharat Heavy Electricals Ltd.	7,078,204	21,157,663
CG Power & Industrial Solutions Ltd.	4,129,450	35,880,951
Havells India Ltd.	1,693,720	34,495,566
Polycab India Ltd.	356,661	30,881,187
Suzlon Energy Ltd.(b)	64,511,210	48,352,818
		202,377,704
Financial Services — 2.5%
Bajaj Finserv Ltd.	2,588,180	48,529,429
Bajaj Holdings & Investment Ltd.	181,005	22,456,169
Jio Financial Services Ltd., NVS(b)	19,309,942	75,291,433
Power Finance Corp. Ltd.	10,030,210	58,907,722
REC Ltd.	8,921,245	56,383,606
		261,568,359
Food Products — 1.7%
Britannia Industries Ltd.	734,507	42,962,105
Marico Ltd.	3,509,229	26,832,811
Nestle India Ltd., NVS	2,279,219	60,334,142
Tata Consumer Products Ltd.	4,022,449	45,751,184
		175,880,242
Gas Utilities — 0.4%
GAIL India Ltd.	15,593,221	36,965,492
Ground Transportation — 0.2%
Container Corp. of India Ltd.	1,651,371	16,238,724
Health Care Providers & Services — 1.1%
Apollo Hospitals Enterprise Ltd.	682,032	55,195,483
Max Healthcare Institute Ltd.	5,252,734	61,040,560
		116,236,043

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.1%
Indian Hotels Co. Ltd., Class A	5,787,029	$54,487,779
Jubilant Foodworks Ltd.	2,459,028	18,795,254
Zomato Ltd.(b)	44,751,467	148,928,015
		222,211,048
Household Durables — 0.4%
Dixon Technologies India Ltd.	223,044	41,873,573
Independent Power and Renewable Electricity Producers — 2.1%
Adani Green Energy Ltd.(b)	1,391,167	21,865,849
Adani Power Ltd.(b)	3,907,547	25,728,426
JSW Energy Ltd.	2,971,774	23,092,279
NHPC Ltd., NVS	20,418,331	19,778,253
NTPC Ltd.	29,471,696	127,260,420
		217,725,227
Industrial Conglomerates — 0.5%
Siemens Ltd.	601,322	53,979,477
Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	6,541,384	51,037,308
ICICI Lombard General Insurance Co. Ltd.(a)	1,637,291	36,112,401
ICICI Prudential Life Insurance Co. Ltd.(a)	2,446,957	20,296,243
PB Fintech Ltd.(b)	2,156,442	48,558,935
SBI Life Insurance Co. Ltd.(a)	3,055,057	52,122,109
		208,126,996
Interactive Media & Services — 0.4%
Info Edge India Ltd.	482,958	47,281,442
IT Services — 11.5%
HCL Technologies Ltd.	6,414,968	140,742,965
Infosys Ltd.	22,435,351	494,803,761
LTIMindtree Ltd.(a)	500,117	36,636,597
Mphasis Ltd.	705,259	24,936,240
Persistent Systems Ltd., NVS	736,843	51,639,019
Tata Consultancy Services Ltd.	6,109,269	309,446,395
Tech Mahindra Ltd.	3,634,351	73,844,952
Wipro Ltd.	8,833,375	60,617,607
		1,192,667,536
Life Sciences Tools & Services — 0.6%
Divi's Laboratories Ltd.	809,477	59,180,450
Machinery — 0.8%
Ashok Leyland Ltd.	9,948,454	27,391,320
Cummins India Ltd.	936,124	38,678,907
Thermax Ltd.	282,581	15,387,170
		81,457,397
Metals & Mining — 3.3%
APL Apollo Tubes Ltd.	1,224,084	22,026,636
Hindalco Industries Ltd.	9,073,544	70,673,103
Jindal Stainless Ltd.	2,231,836	18,091,529
Jindal Steel & Power Ltd.	2,755,928	29,671,543
JSW Steel Ltd.	4,129,236	47,375,100
NMDC Ltd.	6,950,102	19,006,581
Tata Steel Ltd.	50,589,326	86,811,645
Vedanta Ltd.	9,243,960	49,743,115
		343,399,252
Oil, Gas & Consumable Fuels — 8.6%
Bharat Petroleum Corp. Ltd.	10,255,923	35,623,308
Coal India Ltd.	12,487,182	61,767,287
Hindustan Petroleum Corp. Ltd.	6,488,056	29,532,521
Indian Oil Corp. Ltd.	19,136,799	31,528,244
Oil & Natural Gas Corp. Ltd.	21,242,248	64,728,102
Oil India Ltd.	3,306,380	19,257,758
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Petronet LNG Ltd.	5,081,940	$20,089,731
Reliance Industries Ltd.	41,129,911	631,130,846
		893,657,797
Passenger Airlines — 0.6%
InterGlobe Aviation Ltd.(a)(b)	1,278,379	66,411,258
Personal Care Products — 2.5%
Colgate-Palmolive India Ltd.	921,530	31,561,882
Dabur India Ltd.	3,602,742	22,513,831
Godrej Consumer Products Ltd.	2,763,590	40,843,046
Hindustan Unilever Ltd.	5,554,315	164,243,043
		259,161,802
Pharmaceuticals — 3.9%
Alkem Laboratories Ltd.	282,646	18,898,199
Aurobindo Pharma Ltd.	1,770,680	26,525,769
Cipla Ltd.	3,545,374	64,465,936
Dr Reddy's Laboratories Ltd.	3,944,702	56,206,700
Lupin Ltd.	1,540,428	37,429,843
Mankind Pharma Ltd.(b)	678,731	20,616,432
Sun Pharmaceutical Industries Ltd.	6,482,180	136,820,768
Torrent Pharmaceuticals Ltd.	687,999	27,107,384
Zydus Lifesciences Ltd.	1,704,531	19,529,603
		407,600,634
Real Estate Management & Development — 1.7%
DLF Ltd.	5,015,582	49,020,404
Godrej Properties Ltd.(b)	847,908	27,952,743
Macrotech Developers Ltd.	2,023,140	30,077,409
Oberoi Realty Ltd.	859,537	20,474,650
Phoenix Mills Ltd. (The)	1,332,316	26,189,744
Prestige Estates Projects Ltd.	1,167,486	22,893,659
		176,608,609
Software — 0.4%
Oracle Financial Services Software Ltd.	146,942	20,417,249
Tata Elxsi Ltd.	232,112	18,364,634
		38,781,883
Specialty Retail — 0.9%
Trent Ltd.	1,224,516	98,697,462
Textiles, Apparel & Luxury Goods — 1.3%
Kalyan Jewellers India Ltd.	2,786,036	23,956,272
Page Industries Ltd.	41,589	22,004,515
Titan Co. Ltd.	2,398,493	92,523,881
		138,484,668
Tobacco — 1.1%
ITC Ltd.	20,274,743	114,639,422
Trading Companies & Distributors — 0.3%
Adani Enterprises Ltd.	1,004,212	29,366,316
Transportation Infrastructure — 0.7%
Adani Ports & Special Economic Zone Ltd.	3,659,220	51,720,804
GMR Airports Infrastructure Ltd.(b)	17,914,201	17,703,281
		69,424,085
Wireless Telecommunication Services — 3.4%
Bharti Airtel Ltd.	17,303,568	334,128,657
Vodafone Idea Ltd.(b)	164,766,857	16,358,778
		350,487,435
Total Common Stocks — 99.9% (Cost: $6,022,280,957)		10,375,825,394

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Chemicals — 0.0%
UPL Ltd. (Expires 12/24/24, Strike Price INR 360)(b)	381,450	$835,164
Total Rights — 0.0% (Cost: $—)		835,164
Total Long-Term Investments — 99.9% (Cost: $6,022,280,957)		10,376,660,558
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(c)(d)	283,650,000	283,650,000
Total Short-Term Securities — 2.7% (Cost: $283,650,000)		283,650,000
Total Investments — 102.6% (Cost: $6,305,930,957)		10,660,310,558
Liabilities in Excess of Other Assets — (2.6)%		(266,380,025)
Net Assets — 100.0%		$10,393,930,533

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$45,770,000	$237,880,000 (a)	$—	$—	$—	$283,650,000	283,650,000	$4,875,859	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	426	12/26/24	$20,760	$(80,888)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI India ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$93,857,204	$10,281,968,190	$—	$10,375,825,394
Rights	—	835,164	—	835,164
Short-Term Securities
Money Market Funds	283,650,000	—	—	283,650,000
	$377,507,204	$10,282,803,354	$—	$10,660,310,558
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(80,888)	$—	$(80,888)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares